Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from continuing operations before taxes (CHF)
Switzerland	SFr 3,259	SFr 1,927	SFr 1,648
Foreign	1,134	929	(95)
Income/(loss) before taxes	4,393	2,856	1,553
Current and deferred taxes
Switzerland	164	126	76
Foreign	518	416	420
Current income tax expense	682	542	496
Switzerland	194	266	285
Foreign	422	326	2,000
Deferred income tax expense	616	592	2,285
Income tax expense	1,298	1,134	2,781
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	13	(28)	(24)
Cumulative translation adjustment	(4)	(7)	1
Unrealized gains/(losses) on securities	7	(5)	1
Actuarial gains/(losses), Tax	4	7	(7)
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	966	628	342
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(109)	89	(92)
of which total foreign tax expense	940	742	2,420
Changes in tax law and rates	9	(2)	2,095
Non-deductible amortization of other intangible assets and goodwill impairment	1	3	0
Other non-deductible expenses	368	455	354
of which non-deductible interest expenses	274	325	217
of which non-deductible bank levy costs and other non-deductible compensation expenses	56	49	27
of which non-deductible provision accruals		15	57
of which non-deductible foreign exchange losses			10
of which non-deductible other expenses	34		43
of which contingency accrual relating to non-deductible interest expense	28	92	155
Additional taxable income	7	5	0
Lower taxed income	(314)	(187)	(272)
of which tax benefit in respect to non-taxable dividend income	45	66	78
of which tax benefit related non-taxable life insurance income	73	48	86
of which tax benefit from tax taxed at lower than statutory rate	20	33	31
of which business transfer	(160)
of which exempt income	14	23	25
(Income)/loss taxable to non-controlling interests	8	10	7
Changes in deferred tax valuation allowance	114	(115)	88
Tax deductible impairments of Swiss subsidiary investments	0	(65)	88
Change in recognition of outside basis difference	4	(32)	(12)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	39	10	91
Other	205	335	92
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals		26	26
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement	(53)
of which tax benefit from tax settlement			(49)
of which tax (benefit)/charge from the impact of prior year adjustments	(20)	(76)	(17)
of which tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals			85
of which tax impact of transitional adjustments arising from adoption of new accounting standards	123	202
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT)	165	65
Income tax expense	1,298	SFr 1,134	SFr 2,781
US
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)		21.00%	35.00%
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 3,259	SFr 1,927	SFr 1,648
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		SFr 76
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability		56	SFr 231
UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	SFr 158	(191)	285
Japan, US, UK [Member]
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	272
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			(197)
Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 360	SFr 105	SFr 70